RELATED PARTY TRANSACTIONS, Founder Shares (Details) - USD ($)			12 Months Ended
	Nov. 13, 2020	Aug. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Nov. 25, 2020
Class A Ordinary Shares [Member]
Founder Shares [Abstract]
Ordinary shares, shares outstanding (in shares)			0	0
Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Ordinary shares, shares outstanding (in shares)			4,312,500	4,312,500
Founder Shares [Member] | Sponsor [Member] | Class A Ordinary Shares [Member]
Founder Shares [Abstract]
Number of trading days			20 days
Trading day threshold period			30 days
Founder Shares [Member] | Sponsor [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Founder Shares [Abstract]
Share purchase price in private placement (in dollars per share)			$ 12.00
Threshold period after initial Business Combination			150 days
Founder Shares [Member] | Sponsor [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Proceeds from issuance of stock		$ 25,000
Shares issued (in shares)		5,750,000
Number of shares surrendered (in shares)	1,437,500
Ordinary shares, consideration surrendered	$ 0
Number of shares subject to forfeiture (in shares)					0
Ownership interest, as converted percentage			20.00%
Limitation period to transfer, assign or sell Founder Shares			1 year
Founder Shares [Member] | Sponsor [Member] | Class B Ordinary Shares [Member] | Maximum [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)			562,500